Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000134834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
Average Annual Return, Percent		2.78%	2.92%	3.57%
C000134835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
C000134836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
C000134837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
Without Sales Load [Member] | C000134834
Average Annual Return [Line Items]
Average Annual Return, Percent		9.05%	4.14%	4.19%
Without Sales Load [Member] | C000134835
Average Annual Return [Line Items]
Average Annual Return, Percent		8.20%	3.36%	3.41%
Without Sales Load [Member] | C000134836
Average Annual Return [Line Items]
Average Annual Return, Percent		9.34%	4.42%	4.45%
Without Sales Load [Member] | C000134837
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	4.16%	4.20%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		17.30%	(2.02%)	2.32%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		6.79%	1.49%	1.41%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		6.79%	1.49%	1.41%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		6.79%	1.49%	1.41%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Average Annual Return, Percent		6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		17.30%	(2.02%)	2.32%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		17.30%	(2.02%)	2.32%
Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Average Annual Return, Percent		17.30%	(2.02%)	2.32%